Balance Sheet Components - Schedule of Balance Sheet Component Balances (Detail) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Prepaid expenses	$ 7,753	$ 7,183
Deposits	870	904
Other	3,270	3,362
Total prepaid expenses and other current assets	11,893	11,449
Capitalized contract costs
Capitalized contract costs	2,903,389	2,361,795
Accumulated amortization	(1,688,140)	(1,246,020)
Capitalized contract costs, net	1,215,249	1,115,775
Long-term notes receivables and other assets
RIC receivables, gross	148,325	143,065
RIC deferred interest	(59,514)	(34,164)
Security deposits	6,715	6,586
Investments	0	3,865
Other	301	467
Total long-term notes receivables and other assets, net	95,827	119,819
Accrued payroll and commissions
Accrued payroll	35,666	36,753
Accrued commissions	36,976	28,726
Total accrued payroll and commissions	72,642	65,479
Accrued expenses and other current liabilities
Accrued interest payable	31,327	28,885
Current portion of derivative liability	80,366	67,710
Service warranty accrual	8,680	8,813
Current portion of Term Loan	8,100	8,100
Blackstone monitoring fee, a related party	0	4,793
Accrued taxes	5,462	5,351
Accrued payroll taxes and withholdings	5,361	5,097
Loss contingencies	1,831	3,131
Other	6,362	4,835
Total accrued expenses and other current liabilities	$ 147,489	$ 136,715